13. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Details
Legal and professional fees	$ 1,240,000	$ 1,043,000
Accrued compensation and benefits	175,000	140,000
General and administrative expenses	149,000	82,000
Accrued interest expense	118,000	39,000
Research and development costs	115,000
Total	$ 1,797,000	$ 1,304,000